Fair Value (Amount Of Gains And Losses From Changes In Fair Value Included In Earnings) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value [Abstract]
Interest income	$ 60	$ 56
Interest expense
Change in fair value	6	(10)
Total change in fair value	$ 66	$ 46